Non-Controlling Interest - Schedule of Aggregation of Subsidiaries with Material Non-controlling Interests Before Intra-group Eliminations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Non-Controlling Interests [Line Items]
Total revenue	$ 288	$ 3,150
Income/(loss) for the period	(48,883)	(25,551)
Total comprehensive income/(loss) for the year	(48,883)	$ (25,458)
Cash and cash equivalents	579,950		$ 693,973
Total liabilities	273,744		$ 235,741
Subsidiaries with material non-controlling interests
Non-Controlling Interests [Line Items]
Total revenue	0
Income/(loss) for the period	(12,332)
Total comprehensive income/(loss) for the year	(12,332)
Cash and cash equivalents	102,494
Total liabilities	79,070
Consolidated cash, cash equivalents and short-term investments	$ 23,424